MANNING & NAPIER FUND, INC.

Supplement dated January 20, 2012 to the Statement of Additional Information (“SAI”) dated March 1,

2011 as supplemented September 28, 2011 and November 28, 2011 of the

Manning & Napier Fund, Inc. (the “Fund”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of the Fund: Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series, Dividend Focus Series, Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series. This supplement relates to the Class S, C, I, R, Z, and E Shares of the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, and Pro-Blend Maximum Term Series, and the Class A, B, Z, D, and E shares of the Tax Managed Series. It also relates to the Class C, I, K, and R shares of the Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series.

1.	Effective November 18, 2011, Richard M. Hurwitz has resigned from the Board of Directors of the Fund.

Accordingly, all references to Mr. Hurwitz in the SAI are hereby deleted.

2.	Manning & Napier Advisors, Inc., the investment advisor to the Fund and each of its portfolios (each, a “Series”), is undergoing a restructuring that will result in a newly formed Delaware limited liability company to be called Manning & Napier Advisors, LLC. On or about October 1, 2011, Manning & Napier Advisors, LLC will assume the same roles and responsibilities as Manning & Napier Advisors, Inc. currently has with respect to the Fund and each of its Series. This change will not affect the portfolio management teams or investment strategies of any of the Series of the Fund.

Accordingly, all references to Manning & Napier Advisors, Inc. in the SAI are hereby deleted and replaced by Manning & Napier Advisors, LLC, to be effective on the date of the corporate restructuring, which is expected to be on or about October 1, 2011.

3.	Effective January 1, 2012, Ebrahim Busheri and Christopher Petrosino have been named to the Senior Research Group of Manning & Napier Advisors, LLC, the investment advisor to the Series. Accordingly, the section of the SAI titled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. For all Series except the Dividend Focus Series, the Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

For the Dividend Focus Series, a designated Research Team implements the investment policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team runs quantitative screens to identify stocks for inclusion in the portfolio in line with the Senior Research Group’s policies and guidelines. The resulting portfolio of stocks meeting the quantitative criteria is reviewed and approved by the members of the Dividend Focus Series’ Research Team. No specific member of the Dividend Focus Series’ Research Team is required to approve security purchases and sales.

For the Pro-Blend Series portfolios, the Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation. The following individuals serve on the Advisor’s Senior Research Group and/or the Research Team of the Dividend Focus Series. Except as noted below, this information is as of October 31, 2010.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group	Equity Series – between $100,001 and $500,000	Between $100,001 and $500,000
Overseas Series – between $100,001 and $500,000

Tax Managed Series – between $10,001 and $50,000

Pro-Blend Extended Term Series – between $1 and $10,000

Pro-Blend Conservative Term Series – between $10,001 and $50,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income	Member of Senior Research Group	Pro-Blend Extended Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Ebrahim Busheri, CFA Senior Analyst/Managing Director of Emerging Growth Group*	Member of Senior Research Group	Equity Series – between $1 and $10,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Dividend Focus Series Research Team	Pro-Blend Extended Term Series – between $100,001 and $500,000 Pro-Blend Maximum Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $10,001 and $50,000	Between $100,001 and $500,000

Pro-Blend Maximum Term Series – between $100,001 and 500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co- Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $1 and $10,000	Between $100,001 and $500,000
Pro-Blend Maximum Term Series – between $10,001 and $50,000

Equity Series – between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group	Equity Series – between $100,001 and $500,000	Between $100,001 and $500,000
Overseas Series – between $10,001 and $50,000

Pro-Blend Maximum Term Series – between $10,001 and $50,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group	Equity Series – between $500,001 and $1,000,000	Over $1,000,000
Overseas Series – between $100,001 and $500,000

Tax Managed Series – between $50,001 and $100,000

Dividend Focus Series – between $50,001 and $100,000

Pro-Blend Maximum Term Series – between $1 and $10,000

Pro-Blend Extended Term Series – between $100,001 and $500,000

Christopher F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group*	Member of Senior Research Group, Member of Dividend Focus Series Research Team	Overseas Series – between $10,001 and $50,000	Between $100,001 and $500,000
Equity Series – between $10,001 and $50,000

Dividend Focus Series – between $10,001 and $50,000

Small Cap Series – between $1 and $10,000

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

*	Information as of September 30, 2011.

Compensation. Analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

The bonus structure discussed in this paragraph does not apply to the Dividend Focus Series, which is quantitative in nature. For other investment vehicles managed by the Senior Research Group, the Advisor has a bonus system based on the performance of individual securities. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

The compensation of the Dividend Focus Series’ Research Team and the Senior Research Group is not dependent on the performance of the Series.

Management of Other Portfolios. The Advisor does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds other than the Dividend Focus Series, other commingled funds, and separate accounts using an analyst-driven process. The Dividend Focus Series is managed using quantitative security selection screens. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. In addition, the Advisor manages the Dividend Focus Series and separate accounts with the same objective with the same quantitative approach. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all of the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. None of these accounts is subject to a performance-based fee. Except as noted below, this information is as of October 31, 2010.

Prior to January 1, 2012, Christopher Petrosino had portfolio management responsibility only for the Dividend Focus Series and for the Advisor’s separately-managed accounts with the same investment objectives.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Ebrahim Busheri**	22	$15,185,718,935	19	$3,821,281,807	8,324	$19,786,438,317

Jeffrey S. Coons	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Jeffrey W. Donlon	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Brian P. Gambill	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Jeffrey A. Herrmann	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Brian W. Lester	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Michael J. Magiera	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Christopher F. Petrosino**	22	$15,185,718,935	19	$3,821,281,807	8,324	$19,786,438,317

Marc Tommasi	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

Virge J. Trotter, III	21	$13,195,661,222	21	$3,226,264,007	8,276	$19,870,980,417

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**	Information as of September 30, 2011.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	16	$4,796,003,380	16	$2,731,256,854	7,603	$11,466,162,118

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Dividend Focus Series is passively managed using quantitative security selection screens. The Advisor also manages separately-managed accounts using the same stock selection approach. The compensation of the Dividend Focus Series’ Research Team and the Senior Research Group is not dependent on the performance of the Dividend Focus Series or separate accounts managed in a similar style. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1031 01/2012